2. REGULATORY FRAMEWORK (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transener
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Revenues from sales	$ 398	$ 1,062
Gain on interest	14	105
Transba
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Revenues from sales	66	452
Gain on interest	$ 1	$ 22